Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Notes Receivable

Note 5 — Notes Receivable

In March 2024, June 2024, September 2024, December 2024 and March 2025, the Company entered into unsecured promissory notes with the Sponsor in the amounts of $373,737, $177,773, $192,068, $448,287 and $474,490, respectively (the “WTMA Sponsor Notes”). The WTMA Sponsor Notes are non-interest bearing and mature on the earlier of the (a) Closing or (b) liquidation of WTMA. For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, allowances for credit loss of $237,245 and $0, respectively, related to the WTMA Sponsor Notes were included in the accompanying statement of operations.

In April 2024, the Company entered into a loan agreement (the “Clever Note”) with Clever Co. Ltd (“Clever”), in the amount of $200,000. The Company collected the Clever Note in full during April 2025. Accordingly, the Company removed the allowance for credit loss of $170,000 that was recorded as of December 31, 2024 during the three months ended March 31, 2025.

Note 5 — Notes Receivable

Notes receivable consisted of the following as of December 31, 2024:

CMR Advances	$9,000,000
WTMA Sponsor Notes	1,191,865
WTMA Co-sponsor Notes	331,785
Clever Note	200,000
Notes Receivable	10,723,650
Less: Allowance for credit losses	(5,265,933)
Less: Notes receivable, current portion, net of allowance for credit losses	(957,717)
Notes Receivable, net of current portion, net of allowance for credit losses	$4,500,000

In March 2024, June 2024, September 2024 and December 2024, the Company entered into unsecured promissory notes with the sponsor of WTMA in the amount of $373,737, $177,773, $192,068 and $448,287, respectively, (collectively, the “WTMA Sponsor Notes”). The WTMA Sponsor Notes are non-interest bearing and mature on the earlier of the (a) Company’s closing of the Business Combination or (b) liquidation of WTMA. For the period from February 8, 2024 (inception) to December 31, 2024, an allowances for credit loss of $595,933 related to the WTMA Sponsor Notes was included in the accompanying statement of operations.

In April 2024, the Company entered into a senior secured promissory note with the co-sponsor of WTMA in the amount of up to $331,785 (the “WTMA Co-sponsor Note”). The WTMA Co-Sponsor Note is non-interest bearing and matures on the earlier of the (a) Company’s closing of the Business Combination or (b) March 31, 2025. The WTMA Co-Sponsor Note is senior to other obligations of the borrower at any time and is secured by all shares of the borrower on a pari-passu basis with other notes in the series.

In April 2024, the Company entered into a loan agreement (the “Clever Note”) with Clever, in the amount of $200,000. The April 2024 Note bears interest at 4.6 % per annum and matures on December 31, 2024. A shareholder of Clever pledged 127,564 of Clever common shares to secure the Clever Note. For the period from February 8, 2024 (inception) to December 31, 2024, an allowance for credit loss of $170,000 related to the Clever Note was included in the accompanying statement of operations. For the period from February 8, 2024 (inception) to December 31, 2024, the Company earned $6,906 of interest income on the Clever Note, which was fully written off at December 31, 2024, pursuant to the Company’s policy on past due accrued interest receivable. The Company collected the Clever Note in full during April 2025. Accordingly, the Company removed the allowance for credit loss of $170,000 that was recorded as of December 31, 2024 during the three months ended March 31, 2025.

In September 2024, the Company entered into the CMR Advance Agreement, whereby the Company will advance CMR up to $12,000,000 in up to three installments (see Note 4). In the event of a sale of CMR to the Company, the outstanding principal balance shall be a reduction of the purchase price. If no sale occurs, the advance shall be considered a loan that carries no interest for one year after the third and final installment of $6,000,000 is received by CMR and 6.0% thereafter with principal and interest payments of $1,000,000 per annum until all amounts outstanding under the Agreement are fully repaid. In September 2024 and November 2024, the Company advanced $6,000,000 and $3,000,000, respectively, to CMR under the CMR Advance Agreement (the “CMR Advances”). For the period from February 8, 2024 (inception) to December 31, 2024, an allowance for credit losses of $4,500,000 related to the CMR Advances was included in the accompanying statement of operations. The planned acquisition of CMR was terminated on July 3, 2025. Accordingly, the Company determined that an additional allowance for credit losses totaling $4,500,000 will be recorded during the three months ended June 30, 2025.